Information Related to Derivative Amounts Recognized in Income (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Interest rate derivatives USD ($)	Mar. 31, 2011 Interest rate derivatives INR	Mar. 31, 2010 Interest rate derivatives INR	Mar. 31, 2011 Forward rate agreements INR	Mar. 31, 2010 Forward rate agreements INR	Mar. 31, 2011 Currency options USD ($)	Mar. 31, 2011 Currency options INR	Mar. 31, 2010 Currency options INR	Mar. 31, 2011 Currency swaps USD ($)	Mar. 31, 2011 Currency swaps INR	Mar. 31, 2010 Currency swaps INR	Mar. 31, 2011 Forward exchange contracts USD ($)	Mar. 31, 2011 Forward exchange contracts INR	Mar. 31, 2010 Forward exchange contracts INR
Derivative Instruments, Gain (Loss) [Line Items]
Non-interest revenue, net - Derivatives	$ (87.0)	(3,873.8)	2,911.0	(2,063.8)	$ (40.8)	(1,815.4)	(93.6)	(0.1)	(0.1)	$ 5.7	254.8	(6,057.5)	$ (16.2)	(721.3)	419.2	$ (35.7)	(1,591.8)	8,643.0